Pension and Non-pension Post-employment Benefit Plans - Actuarial Gains and Losses, Net of Tax, Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial losses (gains) recognized during the year	$ 7.6	$ (33.5)	$ (9.3)
Income tax recovery	6.6	6.5	1.5
Actuarial assumptions
Disclosure of analysis of other comprehensive income by item [line items]
Income tax recovery	0.1	5.0	0.0
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Cumulative losses, beginning of year	44.2	77.7	87.0
Cumulative losses, end of year	$ 51.8	$ 44.2	$ 77.7